Derivatives and other liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivative and Other Liabilities [Line Items]
Derivative liability, long-term portion	$ 3,248,595	$ 780,960
Deferred rent	185,405	58,005
Deferred tax liability	68,589	50,000
Interest payable	44,194	33,379
Conditional grant payable	30,000	30,000
Accrued term loan fee	38,738	0
Derivative and other liabilities	$ 3,615,521	$ 952,344